UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07838

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2013

ASP	American Strategic Income Portfolio Inc.

BSP	American Strategic Income Portfolio Inc. II

CSP	American Strategic Income Portfolio Inc. III

SLA	American Select Portfolio Inc.

First American Mortgage Funds

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

26	Statements of Assets and Liabilities

27	Statements of Operations

28	Statements of Changes in Net Assets

30	Statements of Cash Flows

31	Financial Highlights

35	Notes to Financial Statements

48	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	1

Fund Overviews

American Strategic Income Portfolio (ASP)

Portfolio Allocation

As a percentage of total investments on February 28, 2013

Corporate Bonds	33%
Preferred Stocks	24
Commercial Loans	23
U.S. Government Agency Mortgage-Backed Securities	10
Corporate Note	5
Short-Term Investment	4
Multifamily Loans	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2013. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2013, based on the fair value outstanding.

Single family loans
Current	59.6%
30 Days	38.4
60 Days	2.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	90.3%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	9.7
100.0%

2	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2013

Commercial Loans	28%
Preferred Stocks	24
Corporate Bonds	23
Multifamily Loans	14
Corporate Notes	5
U.S. Government Agency Mortgage-Backed Securities	5
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2013. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2013, based on the fair value outstanding.

Single family loans
Current	100.0%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	90.1%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	9.9
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	3

Fund Overviews

American Strategic Income Portfolio III (CSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2013

Commercial Loans	28%
Preferred Stocks	24
Corporate Bonds	23
Multifamily Loans	17
U.S. Government Agency Mortgage-Backed Securities	5
Short-Term Investment	2
Real Estate Owned	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2013. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2013, based on the fair value outstanding.

Multifamily and commercial loans
Current	77.1%
30 Days	2.4
60 Days	0.0
90 Days	0.0
120+ Days	20.5
100.0%

4	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Select Portfolio (SLA)

Portfolio Allocation

As a percentage of total investments on February 28, 2013

Corporate Bonds	34%
Preferred Stocks	24
Commercial Loans	15
U.S. Government Agency Mortgage-Backed Securities	11
Multifamily Loans	9
Corporate Notes	5
Short-Term Investment	1
Asset-Backed Security	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2013. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2013, based on the fair value outstanding.

Multifamily and commercial loans
Current	87.9%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	12.1
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 36.3%
Commercial Loans — 34.3%
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	$2,275,511	$2,275,511	$2,389,287
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,821,193	1,821,193	1,912,252
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 §	9/9/02	1,220,315	1,220,315	779,210
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,240,050	1,240,050	1,302,052
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,986,280	1,986,280	2,006,143
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,587,522	1,587,522	1,619,272
Palace Court, Santa Fe, NM, 5.88%, 1/1/13 §	10/2/06	1,858,913	1,858,913	1,858,913
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,857,604	1,857,604	1,502,304
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,296,771	1,296,771	1,361,610
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,664,714	1,664,714	1,747,950
The Storage Place, Marana, AZ, 6.65%, 1/1/13 § ¿	12/20/07	3,186,666	3,186,666	1,873,760

			19,995,539	18,352,753

Multifamily Loans — 1.7%
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/13	2/21/03	765,088	765,088	765,088
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/13	2/21/03	147,281	147,281	138,214

			912,369	903,302

Single Family Loans — 0.3%
American Portfolio, 1 loan, California, 2.75%, 1/1/17	7/18/95	10,545	10,045	10,472
Bank of New Mexico, 1 loan, New Mexico, 3.25%, 2/1/18	5/31/96	18,105	18,105	18,632
Bluebonnet Savings & Loan, 4 loans, Texas, 3.23%, 3/28/15	5/22/92	23,116	23,116	23,050
Fairbanks, 1 loan, Utah, 3.63%, 11/1/18	5/21/92	11,906	10,105	12,041
Knutson Mortgage Portfolio I, 1 loan, Montana, 9.50%, 12/1/15	2/26/92	3,334	3,182	3,434
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.25%, 8/1/19	9/9/92	31,504	29,929	32,449
Nomura III, 1 loan, California, 3.75%, 5/1/19	9/29/95	35,517	32,105	36,059
Rand Mortgage Corporation, 1 loan, Texas, 9.25%, 1/1/17	2/21/92	18,711	15,336	19,272

			141,923	155,409

Total Whole Loans			21,049,831	19,411,464

Corporate Note ¥ — 6.7%
Fixed Rate — 6.7%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,570,000

Corporate Bonds — 47.6%
Banking ☒ — 9.7%
Bank of America, Series MTN, 5.00%, 5/13/21		1,275,000	1,364,645	1,438,339
Citigroup, 4.50%, 1/14/22		825,000	888,920	918,033
Goldman Sachs Group, 6.00%, 6/15/20		925,000	1,054,429	1,103,306
Morgan Stanley, 5.50%, 7/28/21		1,485,000	1,548,576	1,704,311

			4,856,570	5,163,989

Real Estate Investment Trusts — 37.9%
BioMed Realty, 4.25%, 7/15/22		470,000	492,861	492,135
Brandywine Operating Partnership, 3.95%, 2/15/23		1,500,000	1,484,049	1,509,727
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,435,459	1,432,496
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,500,000	1,623,223	1,621,186
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,498,002	1,492,403
Health Care REIT, 4.95%, 1/15/21		1,350,000	1,480,445	1,502,287
Health Care REIT, 3.75%, 3/15/23		490,000	494,776	494,406
Healthcare Realty, 5.75%, 1/15/21 ☒		1,160,000	1,298,632	1,300,860
Hospitality Properties, 5.00%, 8/15/22		1,500,000	1,601,115	1,599,273
Liberty Property, 3.38%, 6/15/23 ☒		1,500,000	1,496,487	1,482,849

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

National Retail Properties, 3.80%, 10/15/22	$1,225,000	$1,267,194	$1,255,272
Post Apartment Homes, 3.38%, 12/1/22	395,000	394,750	392,610
Senior Housing Properties, 6.75%, 4/15/20 ☒	1,250,000	1,400,136	1,425,086
Senior Housing Properties, 5.63%, 8/1/42 ☒	525,000	512,400	522,480
Ventas Realty, 4.75%, 6/1/21	1,350,000	1,475,854	1,493,662
Ventas Realty, 5.45%, 3/15/43	577,575	577,575	577,575
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	1,700,000	1,701,522	1,670,799

		20,234,480	20,265,106

Total Corporate Bonds		25,091,050	25,429,095

U.S. Government Agency Mortgage-Backed Securities — 15.4%
Fixed Rate — 15.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a	136,742	138,407	146,528
9.00%, 7/1/30, #C40149	42,894	43,685	54,067
5.00%, 5/1/39, #G05430 a	615,428	629,997	662,052
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	46,630	46,921	49,463
5.00%, 7/1/18, #724954 a	533,695	533,393	578,476
6.50%, 6/1/29, #252497 a	48,610	48,386	55,198
7.50%, 3/1/30, #495694	12,448	12,308	12,726
7.50%, 5/1/30, #535289 a	14,837	14,492	18,051
8.00%, 5/1/30, #538266 a	6,832	6,773	7,179
6.00%, 5/1/31, #535909 a	79,366	79,682	88,962
6.50%, 11/1/31, #613339 a	54,672	55,527	61,684
5.50%, 7/1/33, #720735 a	615,196	609,876	676,702
5.00%, 7/1/39, #935588 a	345,480	352,890	374,083
4.00%, 12/1/40, #AB1959a	995,204	992,531	1,072,111
4.00%, 12/1/40, #MA0583 a	501,020	506,417	534,571
4.00%, 1/1/41, #MA0614 a	794,769	787,040	847,990
3.50%, 3/1/41, #AE0981 a	1,386,393	1,430,394	1,467,008
3.50%, 3/1/42, #AB4749 a	1,434,646	1,483,885	1,519,860

Total U.S. Government Agency Mortgage-Backed Securities		7,772,604	8,226,711

Preferred Stocks — 34.7%
Real Estate Investment Trusts — 34.7%
Alexandria Real Estate Equities, Series E ☒	58,344	1,480,911	1,557,201
BRE Properties, Series D ☒	2,400	47,688	61,650
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,485,334
Developers Diversified Realty, Series H ☒	12,060	247,230	307,409
Digital Realty, Series E ☒	48,414	1,231,102	1,316,256
Digital Realty, Series F ☒	6,000	152,580	159,420
Duke Realty, Series J ☒	2,100	52,246	53,288
Duke Realty, Series L ☒	8,750	167,300	222,852
Equity Residential Properties, Series K ☒	10,000	557,500	655,625
Health Care REIT, Series J ☒	57,700	1,490,045	1,570,536
Hospitality Properties, Series C ☒	17,256	433,988	435,714
Hospitality Properties, Series D ☒	29,652	803,365	804,755
Kimco Realty, Series J ☒	20,000	503,000	506,600
National Retail Properties, Series D ☒	59,996	1,522,323	1,595,894
ProLogis, Series L ☒	35,060	801,940	888,554
ProLogis, Series M ☒	5,600	139,850	141,400
ProLogis, Series R ☒	26,975	636,199	681,119
ProLogis, Series S ☒	3,800	79,800	96,306

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶

PS Business Parks, Series R ☒	9,500	$234,175	$253,175
PS Business Parks, Series T ☒	23,000	578,450	594,090
Public Storage, Series V	2,960	75,036	75,450
Realty Income, Series E ☒	37,060	714,246	952,442
Regency Centers, Series F ☒	35,900	972,690	954,581
Regency Centers, Series G	5,000	126,900	126,500
Simon Property Group, Series J ☒	11,000	511,500	784,094
Vornado Realty, Series G ☒	30,000	483,000	761,250
Vornado Realty, Series K ☒	11,867	300,829	303,202
Vornado Realty, Series L	4,000	98,600	99,720
Weingarten Realty Investors, Series D ☒	16,000	394,080	406,720
Weingarten Realty Investors, Series F ☒	25,500	608,175	655,605

Total Preferred Stocks		16,953,572	18,506,742

Total Unaffiliated Investments		74,367,057	75,144,012

Short-Term Investment — 5.6%
First American Prime Obligations Fund, Class Z, 0.02% W	2,994,169	2,994,169	2,994,169

Total Investments ▲ — 146.3%		$77,361,226	$78,138,181

Other Assets and Liabilities, Net — (46.3)%			(24,726,030)

Total Net Assets — 100.0%			$53,412,151

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2013, the total fair value of these securities was $22,981,464 or 43.0% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2013.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2013, securities valued at $34,317,220 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$15,200,000	1.05%	$444

*	Interest rate as of February 28, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $1,275,000 par

Citigroup, 4.50%, 1/14/22, $825,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $925,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,485,000 par

CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $1,500,000 par

Digital Realty, 3.63%, 10/1/22, $1,500,000 par

Healthcare Realty, 5.75%, 1/15/21, $1,160,000 par

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

Liberty Property, 3.38%, 6/15/23, $1,500,000 par

Senior Housing Properties, 6.75%, 4/15/20, $1,250,000 par

Senior Housing Properties, 5.63%, 8/1/42, $525,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $1,700,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 58,344 shares

BRE Properties, Series D, 2,400 shares

CommonWealth REIT, Series E, 58,480 shares

Developers Diversified Realty, Series H, 12,060 shares

Digital Realty, Series E, 48,414 shares

Digital Realty, Series F, 6,000 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Equity Residential Properties, Series K, 10,000 shares

Health Care REIT, Series J, 57,700 shares

Hospitality Properties, Series C, 17,256 shares

Hospitality Properties, Series D, 29,652 shares

Kimco Realty, Series J, 20,000 shares

National Retail Properties, Series D, 59,996 shares

ProLogis, Series L, 35,060 shares

ProLogis, Series M, 5,600 shares

ProLogis, Series R, 26,975 shares

ProLogis, Series S, 3,800 shares

PS Business Parks, Series R, 9,500 shares

PS Business Parks, Series T, 23,000 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series F, 35,900 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series G, 30,000 shares

Vornado Realty, Series K, 11,867 shares

Weingarten Realty Investors, Series D, 16,000 shares

Weingarten Realty Investors, Series F, 25,500 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2013, securities valued at $8,159,918 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,703,000	2/11/13	0.36%	3/11/13	$1,386	(1)

*	Interest rate as of February 28, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $136,742 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $615,428 par

Federal National Mortgage Association, 6.00%, 10/1/16, $46,630 par

Federal National Mortgage Association, 5.00%, 7/1/18, $533,695 par

Federal National Mortgage Association, 6.50%, 6/1/29, $48,610 par

Federal National Mortgage Association, 7.50%, 5/1/30, $14,837 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,832 par

Federal National Mortgage Association, 6.00%, 5/1/31, $79,366 par

Federal National Mortgage Association, 6.50%, 11/1/31, $54,672 par

Federal National Mortgage Association, 5.50%, 7/1/33, $615,196 par

Federal National Mortgage Association, 5.00%, 7/1/39, $345,480 par

Federal National Mortgage Association, 4.00%, 12/1/40, $995,204 par

Federal National Mortgage Association, 4.00%, 12/1/40, $501,020 par

Federal National Mortgage Association, 4.00%, 1/1/41, $794,769 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,386,393 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,434,646 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013. See note 2 in Notes to Financial Statements.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $77,361,226. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,009,358
Gross unrealized depreciation	(2,232,403)

Net unrealized appreciation	$776,955

REIT–Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 60.5%
Commercial Loans — 39.7%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14	6/23/04	$6,035,296	$6,035,296	$6,035,296
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14	8/18/06	1,255,552	1,255,552	1,100,490
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 §	11/5/07	2,962,479	2,962,479	2,504,053
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	1,027,539	1,027,539	1,078,916
Hickman Road, Clive, IA, 6.78%, 1/1/13 §	12/3/07	5,500,000	5,500,000	5,500,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13	9/17/03	1,344,719	1,344,719	1,358,167
Office City Plaza, Houston, TX, 3.90%, 3/1/17	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13 §	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14	3/30/06	1,406,043	1,406,043	1,406,043
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,701,410	1,701,410	1,786,481
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,606,512	6,606,512	6,804,707
Signal Butte, Mesa, AZ, 4.93%, 7/1/17	6/20/07	15,000,000	15,002,903	9,434,715
Station Square, Pompano Beach, FL, 6.33%, 2/1/14	1/19/07	11,876,265	11,876,265	11,333,876
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,211,605	1,211,605	1,223,720

			71,662,177	65,298,318

Multifamily Loans — 20.7%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 § ¿	7/20/07	7,875,000	7,875,000	4,630,500
Meadows Point, College Station, TX, 7.93%, 5/1/16	1/24/08	5,400,000	5,400,000	5,284,310
RP-Plaza Development Lot 16, Oxnard, CA, 4.90%, 10/1/12 §	3/1/10	2,500,000	2,500,000	2,088,948
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13	12/23/05	8,675,784	8,685,552	7,338,975
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 S	3/20/09	3,200,000	3,200,000	130,003
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/13	7/13/10	8,000,000	8,000,000	6,090,592
Sapphire Skies IV, Cle Elum, WA, 4.88%, 8/1/15	7/26/12	3,500,000	3,505,980	2,815,467
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 § ¿	4/17/07	8,800,000	8,800,000	5,174,400
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 § S	4/17/07	2,298,600	2,298,600	529,683

			50,265,132	34,082,878

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.15%, 11/2/16	12/18/92	33,846	34,124	34,861
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.25%, 4/10/20	12/30/92	112,923	112,923	116,311

			147,047	151,172

Total Whole Loans			122,074,356	99,532,368

Corporate Notes ¥ — 6.9%
Fixed Rate — 6.9%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,060,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,240,000

Total Corporate Notes			11,000,000	11,300,000

Corporate Bonds — 32.8%
Banking ☒ — 3.9%
Bank of America, Series MTN, 5.00%, 5/13/21		1,800,000	1,917,154	2,030,596
Citigroup, 4.50%, 1/14/22		1,800,000	1,880,161	2,002,981
Goldman Sachs Group, 6.00%, 6/15/20		75,000	82,802	89,457
Morgan Stanley, 5.50%, 7/28/21		1,950,000	1,961,029	2,237,984

			5,841,146	6,361,018

Real Estate Investment Trusts — 28.9%
Alexandria Real Estate Equities, 4.60%, 4/1/22		1,750,000	1,876,149	1,889,809
BioMed Realty, 4.25%, 7/15/22 ☒		1,395,000	1,469,357	1,460,699
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,987,133	2,012,970

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

CommonWealth REIT, 5.88%, 9/15/20 ☒	$750,000	$811,213	$810,847
Developers Diversified Realty, 4.63%, 7/15/22 ☒	3,200,000	3,482,165	3,458,531
Digital Realty, 5.25%, 3/15/21 ☒	2,000,000	2,235,358	2,222,684
Digital Realty, 3.63%, 10/1/22 ☒	2,150,000	2,140,594	2,139,110
Duke Realty, 4.38%, 6/15/22 ☒	1,410,000	1,505,122	1,503,879
Duke Realty, 3.88%, 10/15/22 ☒	2,500,000	2,563,848	2,566,618
Health Care REIT, 3.75%, 3/15/23 ☒	2,000,000	1,992,759	2,017,982
Hospitality Properties, 5.00%, 8/15/22 ☒	1,185,000	1,187,218	1,263,426
Kilroy Realty, 3.80%, 1/15/23 ☒	3,050,000	3,073,779	3,122,114
Liberty Property, 4.13%, 6/15/22	1,500,000	1,582,995	1,573,439
National Retail Properties, 3.80%, 10/15/22 ☒	3,425,000	3,484,353	3,509,639
Post Apartment Homes, 3.38%, 12/1/22	695,000	694,560	690,795
ProLogis, 6.88%, 3/15/20 ☒	2,000,000	2,415,257	2,446,552
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,707,877	1,734,558
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,275,000	2,205,600	2,264,080
Ventas Realty, 3.25%, 8/15/22 ☒	1,650,000	1,621,704	1,638,603
Ventas Realty, 5.45%, 3/15/43	1,456,925	1,456,925	1,456,925
Vornado Realty, 5.00%, 1/15/22	3,500,000	3,880,869	3,886,172
Washington REIT, 3.95%, 10/15/22 ☒	3,850,000	3,966,293	3,883,595

		47,341,128	47,553,027

Total Corporate Bonds		53,182,274	53,914,045

U.S. Government Agency Mortgage-Backed Securities a — 6.7%
Fixed Rate — 6.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	729,291	738,160	781,481
9.00%, 7/1/30, #C40149	71,490	72,641	90,111
5.00%, 5/1/39, #G05430	1,309,756	1,340,763	1,408,982
3.50%, 6/1/42, #C09000	2,052,773	2,156,180	2,167,371
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	42,877	42,953	45,482
5.50%, 6/1/17, #648508	64,727	64,845	69,420
5.00%, 9/1/17, #254486	94,548	94,642	102,481
5.00%, 11/1/17, #657356	125,419	125,675	135,943
6.50%, 6/1/29, #252497	324,065	322,573	367,989
7.50%, 5/1/30, #535289	53,412	52,169	64,984
8.00%, 5/1/30, #538266	24,595	24,379	25,844
8.00%, 6/1/30, #253347	76,291	75,621	94,366
5.00%, 11/1/33, #725027	3,049,042	3,108,559	3,320,529
5.00%, 7/1/39, #935588	2,072,882	2,112,188	2,244,496

Total U.S. Government Agency Mortgage-Backed Securities		10,331,348	10,919,479

Asset-Backed Security ¢ — 0.6%
Other — 0.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	871,408	966,321	965,504

Preferred Stocks — 34.4%
Real Estate Investment Trusts — 34.4%
Alexandria Real Estate Equities, Series E ☒	167,633	4,362,616	4,474,125
BRE Properties, Series D ☒	7,450	148,032	191,372
CommonWealth REIT, Series E ☒	161,500	4,172,200	4,101,938
Developers Diversified Realty, Series H ☒	6,600	135,300	168,234
Digital Realty, Series F ☒	155,754	4,029,076	4,138,384
Duke Realty, Series J ☒	38,000	893,000	964,250

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶

Duke Realty, Series L ☒	74,260	$1,529,361	$1,891,313
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,966,875
Health Care REIT, Series J ☒	176,000	4,399,968	4,790,544
Hospitality Properties, Series C ☒	52,607	1,323,066	1,328,327
Hospitality Properties, Series D ☒	55,211	1,488,401	1,498,427
Kimco Realty, Series J ☒	105,000	2,582,250	2,659,650
National Retail Properties, Series D ☒	177,437	4,443,124	4,719,824
ProLogis, Series L ☒	84,100	1,748,225	2,131,414
ProLogis, Series M ☒	14,360	367,561	362,590
ProLogis, Series O ☒	13,459	336,475	342,785
ProLogis, Series R ☒	48,120	1,149,478	1,215,030
ProLogis, Series S ☒	11,700	245,700	296,522
PS Business Parks, Series S ☒	48,000	1,286,400	1,273,502
PS Business Parks, Series T ☒	120,542	3,009,684	3,113,600
Public Storage, Series R ☒	10,000	272,500	271,100
Public Storage, Series T ☒	14,000	368,900	366,100
Public Storage, Series V ☒	18,752	475,363	477,988
Realty Income, Series E ☒	37,600	812,160	966,320
Realty Income, Series F	18,000	488,700	480,960
Regency Centers, Series F ☒	140,936	3,693,375	3,747,488
Regency Centers, Series G	20,000	508,000	506,000
Vornado Realty, Series K ☒	183,204	4,536,221	4,680,862
Weingarten Realty Investors, Series F ☒	135,800	3,348,836	3,491,418

Total Preferred Stocks		53,833,972	56,616,942

Total Unaffiliated Investments		251,388,271	233,248,338

Short-Term Investment — 1.1%
First American Prime Obligations Fund, Class Z, 0.02% W	1,819,223	1,819,223	1,819,223

Total Investments ▲ — 143.0%		$253,207,494	$235,067,561

Other Assets and Liabilities, Net — (43.0)%			(70,655,492)

Total Net Assets — 100.0%			$164,412,069

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2013, the total fair value of these securities was $110,832,368 or 67.4% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2013, securities valued at $100,046,887 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$60,000,000	1.05%	$1,752

*	Interest rate as of February 28, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $1,800,000 par

Citigroup, 4.50%, 1/14/22, $1,800,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $75,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,950,000 par

BioMed Realty, 4.25%, 7/15/22, $1,395,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

CommonWealth REIT, 5.88%, 9/15/20, $750,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.25%, 3/15/21, $2,000,000 par

Digital Realty, 3.63%, 10/1/22, $2,150,000 par

Duke Realty, 4.38%, 6/15/22, $1,410,000 par

Duke Realty, 3.88%, 10/15/22, $2,500,000 par

Health Care REIT, 3.75%, 3/15/23, $2,000,000 par

Hospitality Properties, 5.00%, 8/15/22, $1,185,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,050,000 par

National Retail Properties, 3.80%, 10/15/22, $3,425,000 par

ProLogis, 6.88%, 3/15/20, $2,000,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,275,000 par

Ventas Realty, 3.25%, 8/15/22, $1,650,000 par

Washington REIT, 3.95%, 10/15/22, $3,850,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 167,633 shares

BRE Properties, Series D, 7,450 shares

CommonWealth REIT, Series E, 161,500 shares

Developers Diversified Realty, Series H, 6,600 shares

Digital Realty, Series F, 155,754 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series C, 52,607 shares

Hospitality Properties, Series D, 55,211 shares

Kimco Realty, Series J, 105,000 shares

National Retail Properties, Series D, 177,437 shares

ProLogis, Series L, 84,100 shares

ProLogis, Series M, 14,360 shares

ProLogis, Series O, 13,459 shares

ProLogis, Series R, 48,120 shares

ProLogis, Series S, 11,700 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 120,542 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 14,000 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series F, 140,936 shares

Vornado Realty, Series K, 183,204 shares

Weingarten Realty Investors, Series F, 135,800 shares

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2013, securities valued at $10,919,479 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$10,300,000	2/11/13	0.36%	3/11/13	$1,854	(1)

*	Interest rate as of February 28, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $729,291 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $71,490 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,309,756 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $2,052,773 par

Federal National Mortgage Association, 6.00%, 10/1/16, $42,877 par

Federal National Mortgage Association, 5.50%, 6/1/17, $64,727 par

Federal National Mortgage Association, 5.00%, 9/1/17, $94,548 par

Federal National Mortgage Association, 5.00%, 11/1/17, $125,419 par

Federal National Mortgage Association, 6.50%, 6/1/29, $324,065 par

Federal National Mortgage Association, 7.50%, 5/1/30, $53,412 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,595 par

Federal National Mortgage Association, 8.00%, 6/1/30, $76,291 par

Federal National Mortgage Association, 5.00%, 11/1/33, $3,049,042 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,072,882 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2013, the total fair value of these investments was $965,504 or 0.6% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013. See note 2 in Notes to Financial Statements.

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $253,207,494. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,013,352
Gross unrealized depreciation	(23,153,285)

Net unrealized depreciation	$(18,139,933)

REIT–Real Estate Investment Trust

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 64.3%
Commercial Loans — 40.0%
150 North Pantano I, Tucson, AZ, 5.90%, 8/1/14 ¿	1/4/05	$3,525,000	$3,526,138	$2,072,700
150 North Pantano II, Tucson, AZ, 14.88%, 8/1/14 ¿	1/4/05	440,000	440,259	199,132
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20	4/8/04	3,220,015	3,369,044	3,220,015
Allegiance Health, Jackson, MI, 5.88%, 1/1/21	12/28/10	8,290,676	8,290,676	8,705,209
Alliant University, Fresno, CA, 5.40%, 8/1/13	7/12/06	2,666,755	2,666,755	2,666,755
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14	8/2/04	1,699,365	1,699,365	1,156,109
Jilly’s American Grill, Scottsdale, AZ, 6.38%, 3/1/17	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/14 ¿ r	7/26/06	11,135,604	11,136,400	6,547,735
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/14 ¿	7/26/06	1,389,396	1,389,396	610,065
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 8/1/14 ¿	12/4/07	14,000,000	14,132,376	8,232,000
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 §	8/24/07	2,350,000	2,350,000	2,063,772
North Austin Business Center, Austin, TX, 5.65%, 11/1/18	10/29/04	3,438,780	3,438,780	3,610,719
Outlets at Casa Grande I, Casa Grande, AZ, 5.93%, 7/1/13	2/27/06	3,000,000	3,101,969	3,000,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17	3/26/07	4,559,918	4,559,918	4,742,315
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14	2/28/06	3,972,755	3,972,755	3,972,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ¿ §	3/25/08	4,044,683	4,044,683	2,767,502
Spa Atlantis, Pompano Beach, FL, 7.43%, 8/1/14	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15	8/25/04	3,204,207	3,204,207	3,204,207

			84,132,721	69,580,990

Multifamily Loans — 24.3%
Avalon Hills I, Omaha, NE, 5.93%, 9/1/13	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 9/1/13	3/1/07	2,448,800	2,448,800	1,961,183
Chateau Club Apartments I, Athens, GA, 6.43%, 12/1/12 ¿ §	12/20/07	6,000,000	6,000,000	3,528,000
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 § S	12/20/07	2,991,624	2,991,624	1,026,019
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13	8/29/03	2,294,727	2,294,727	2,317,674
El Dorado Apartments I, Tucson, AZ, 5.65%, 9/1/17	8/26/04	2,420,444	2,422,852	2,420,444
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/17	8/26/04	441,982	441,982	441,982
Good Haven Apartments, Dallas, TX, 3.88%, 8/1/17 °	8/24/04	2,350,000	2,350,000	2,350,000
Montevista Apartments, Fort Worth, TX, 7.43%, 3/1/17	8/30/07	7,308,000	7,308,000	6,855,153
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 8/1/14 ¿	10/17/06	4,973,450	4,983,597	766,851
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 §	1/17/07	3,328,000	3,328,000	3,171,837
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¿ §	1/17/07	416,000	416,000	226,842
RiverPark Land Lot III, Oxnard, CA, 4.90%, 10/1/12 §	10/9/07	3,650,000	3,650,000	3,049,863
Villas of Woodgate, Lansing, MI, 6.40%, 5/1/13 §	2/1/07	3,384,786	3,384,786	3,384,786

			52,740,368	42,220,634

Total Whole Loans			136,873,089	111,801,624

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	31,987	23,515	—

Corporate Bonds — 33.3%
Banking ☒ — 5.4%
Bank of America, Series MTN, 5.00%, 5/13/21		3,970,000	4,193,761	4,478,593
Citigroup, 4.50%, 1/14/22		2,960,000	3,145,159	3,293,790
Goldman Sachs Group, 6.00%, 6/15/20		195,000	220,609	232,589
Morgan Stanley, 5.50%, 7/28/21		1,225,000	1,292,204	1,405,913

			8,851,733	9,410,885

Real Estate Investment Trusts — 27.9%
BioMed Realty, 4.25%, 7/15/22 ☒		1,755,000	1,848,546	1,837,654

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Brandywine Operating Partnership, 3.95%, 2/15/23 ☒	$2,000,000	$1,987,133	$2,012,970
BRE Properties, 3.38%, 1/15/23 ☒	2,425,000	2,388,064	2,402,229
Developers Diversified Realty, 4.63%, 7/15/22 ☒	3,200,000	3,513,643	3,458,531
Digital Realty, 5.88%, 2/1/20 ☒	2,536,000	2,784,117	2,887,875
Digital Realty, 5.25%, 3/15/21 ☒	3,000,000	3,371,877	3,334,026
Duke Realty, 6.75%, 3/15/20	2,000,000	2,441,526	2,445,352
Duke Realty, 4.38%, 6/15/22 ☒	4,150,000	4,433,455	4,426,311
Equity One, 3.75%, 11/15/22 ☒	3,500,000	3,508,795	3,436,118
Essex Portfolio, 3.63%, 8/15/22 ☒ ¢	4,600,000	4,605,871	4,558,881
Health Care REIT, 3.75%, 3/15/23	1,175,000	1,186,454	1,185,564
Hospitality Properties, 5.00%, 8/15/22 ☒	4,690,000	4,821,636	5,000,394
Mack-Cali Realty, 7.75%, 8/15/19 ☒	1,775,000	2,153,958	2,247,578
Post Apartment Homes, 3.38%, 12/1/22	595,000	594,623	591,400
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,250,000	2,191,000	2,239,200
Ventas Realty, 5.45%, 3/15/43	1,538,750	1,538,750	1,538,750
Vornado Realty, 5.00%, 1/15/22 ☒	2,125,000	2,222,732	2,359,462
Washington REIT, 3.95%, 10/15/22 ☒	2,510,000	2,606,696	2,531,902

		48,198,876	48,494,197

Total Corporate Bonds		57,050,609	57,905,082

U.S. Government Agency Mortgage-Backed Securities a — 7.9%
Fixed Rate — 7.9%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	729,291	738,160	781,481
9.00%, 7/1/30, #C40149	100,086	101,931	126,156
5.00%, 5/1/39, #G05430	1,798,942	1,841,530	1,935,228
3.50%, 6/1/42, #C09000	483,257	511,850	510,235
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	42,877	42,953	45,482
5.50%, 2/1/17, #623874	75,388	75,326	80,618
5.50%, 6/1/17, #648508	64,727	64,845	69,420
5.00%, 9/1/17, #254486	94,548	94,643	102,481
5.00%, 11/1/17, #657356	125,419	125,675	135,943
6.50%, 6/1/29, #252497	226,846	225,801	257,593
7.50%, 5/1/30, #535289	53,412	52,169	64,984
8.00%, 5/1/30, #538266	24,595	24,379	25,844
8.00%, 6/1/30, #253347	68,662	68,059	84,929
5.00%, 12/1/35, #995317	2,710,127	2,784,588	2,951,437
5.00%, 7/1/39, #935512	1,242,904	1,265,249	1,345,805
5.00%, 7/1/39, #AA9716	4,768,334	4,887,524	5,163,105

Total U.S. Government Agency Mortgage-Backed Securities		12,904,682	13,680,741

Preferred Stocks — 34.4%
Real Estate Investment Trusts — 34.4%
Alexandria Real Estate Equities, Series E ☒	189,815	4,832,570	5,066,162
BRE Properties, Series D ☒	5,250	104,318	134,859
CommonWealth REIT, Series E ☒	71,548	1,791,008	1,817,248
Digital Realty, Series E ☒	11,571	298,664	314,587
Digital Realty, Series F ☒	164,026	4,108,851	4,358,171
Duke Realty, Series J ☒	56,556	1,203,278	1,435,108
Duke Realty, Series L ☒	13,000	325,650	331,094
Health Care REIT, Series J ☒	182,600	4,861,849	4,970,189
Hospitality Properties, Series C ☒	26,780	669,623	676,195
Hospitality Properties, Series D ☒	159,212	4,026,757	4,321,014

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶

Kimco Realty, Series J ☒	126,891	$3,184,070	$3,214,149
Kimco Realty, Series K	35,000	882,350	887,950
National Retail Properties, Series D ☒	187,423	4,691,007	4,985,452
ProLogis, Series L ☒	161,320	3,718,236	4,088,462
ProLogis, Series O ☒	9,613	240,325	244,832
ProLogis, Series S ☒	8,300	174,300	210,354
PS Business Parks, Series R	37,373	1,004,213	995,990
PS Business Parks, Series S ☒	16,800	450,240	445,726
PS Business Parks, Series T ☒	116,500	2,927,812	3,009,195
PS Business Parks, Series U	21,300	532,500	534,630
Public Storage, Series P	11,300	299,450	304,422
Public Storage, Series T ☒	52,000	1,370,200	1,359,800
Realty Income, Series E ☒	36,520	824,632	938,564
Realty Income, Series F ☒	119,500	3,192,225	3,193,040
Regency Centers, Series F ☒	188,317	4,900,134	5,007,349
Vornado Realty, Series K ☒	25,000	633,750	638,750
Vornado Realty, Series L	35,000	862,750	872,550
Weingarten Realty Investors, Series D ☒	79,170	1,757,574	2,012,501
Weingarten Realty Investors, Series F ☒	131,000	2,907,400	3,368,010

Total Preferred Stocks		56,775,736	59,736,353

Total Unaffiliated Investments		263,627,631	243,123,800

Real Estate Owned ¥ ● — 1.4%
Memphis Medical Building, Memphis, TN		2,765,675	2,499,000

Short-Term Investment — 3.1%
First American Prime Obligations Fund, Class Z, 0.02% W	5,474,215	5,474,215	5,474,215

Total Investments ▲ — 144.4%		$271,867,521	$251,097,015

Other Assets and Liabilities, Net — (44.4)%			(77,193,290)

Total Net Assets — 100.0%			$173,903,725

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2013, the total fair value of these securities was $114,300,624 or 65.7% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2013.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

°	Interest rate was 0.00% through 1/31/13; 4.00% (less servicing fee) starting 2/1/13 through 7/1/13; then 5.00% (less servicing fee) thereafter per the agreement.

Ä	Non-Income Producing Security – that is not considered to be in default of its original terms.

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2013, securities valued at $108,284,827 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$61,600,000	1.05%	$1,799

*	Interest rate as of February 28, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $3,970,000 par

Citigroup, 4.50%, 1/14/22, $2,960,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $195,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,225,000 par

BioMed Realty, 4.25%, 7/15/22, $1,755,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

BRE Properties, 3.38%, 1/15/23, $2,425,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.88%, 2/1/20, $2,536,000 par

Digital Realty, 5.25%, 3/15/21, $3,000,000 par

Duke Realty, 4.38%, 6/15/22, $4,150,000 par

Equity One, 3.75%, 11/15/22, $3,500,000 par

Essex Portfolio, 3.63%, 8/15/22, $4,600,000 par

Hospitality Properties, 5.00%, 8/15/22, $4,690,000 par

Mack-Cali Realty, 7.75%, 8/15/19, $1,775,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,250,000 par

Vornado Realty, 5.00%, 1/15/22, $2,125,000 par

Washington REIT, 3.95%, 10/15/22, $2,510,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 189,815 shares

BRE Properties, Series D, 5,250 shares

CommonWealth REIT, Series E, 71,548 shares

Digital Realty, Series E, 11,571 shares

Digital Realty, Series F, 164,026 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series L, 13,000 shares

Health Care REIT, Series J, 182,600 shares

Hospitality Properties, Series C, 26,780 shares

Hospitality Properties, Series D, 159,212 shares

Kimco Realty, Series J, 126,891 shares

National Retail Properties, Series D, 187,423 shares

ProLogis, Series L, 161,320 shares

ProLogis, Series O, 9,613 shares

ProLogis, Series S, 8,300 shares

PS Business Parks, Series S, 16,800 shares

PS Business Parks, Series T, 116,500 shares

Public Storage, Series T, 52,000 shares

Realty Income, Series E, 36,520 shares

Realty Income, Series F, 119,500 shares

Regency Centers, Series F, 188,317 shares

Vornado Realty, Series K, 25,000 shares

Weingarten Realty Investors, Series D, 79,170 shares

Weingarten Realty Investors, Series F, 131,000 shares

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2013, the total fair value of these investments was $4,558,881 or 2.6% of total net assets.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2013, securities valued at $13,592,825 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$12,913,000	2/11/13	0.36%	3/11/13	$2,324	(1)

*	Interest rate as of February 28, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $647,246 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $100,086 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,798,942 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $483,257 par

Federal National Mortgage Association, 6.00%, 10/1/16, $42,877 par

Federal National Mortgage Association, 5.50%, 2/1/17, $75,388 par

Federal National Mortgage Association, 5.50%, 6/1/17, $64,727 par

Federal National Mortgage Association, 5.00%, 9/1/17, $94,548 par

Federal National Mortgage Association, 5.00%, 11/1/17, $125,419 par

Federal National Mortgage Association, 6.50%, 6/1/29, $226,846 par

Federal National Mortgage Association, 7.50%, 5/1/30, $53,412 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,595 par

Federal National Mortgage Association, 8.00%, 6/1/30, $68,662 par

Federal National Mortgage Association, 5.00%, 12/1/35, $2,710,127 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,242,904 par

Federal National Mortgage Association, 5.00%, 7/1/39, $4,768,334 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

●	Real Estate Owned. See note 2 in the Notes to Financial Statements.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013. See note 2 in Notes to Financial Statements.

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $271,867,521. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,717,290
Gross unrealized depreciation	(26,487,796)

Net unrealized depreciation	$(20,770,506)

REIT–Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 34.6%
Commercial Loans — 22.0%
Clear Lake Central I, Webster, TX, 4.93%, 2/1/13 §	7/27/06	$6,895,716	$6,895,716	$6,895,716
George Gee Hummer, Liberty Lake, WA, 6.88%, 1/1/14	6/30/05	2,125,000	2,125,000	1,862,080
George Gee Pontiac I, Liberty Lake, WA, 6.90%, 1/1/14	6/30/05	4,675,000	4,675,000	4,097,726
George Gee Pontiac II, Liberty Lake, WA, 6.88%, 1/1/14	9/14/06	750,000	750,000	657,205
George Gee Porsche, Liberty Lake, WA, 6.88%, 1/1/14	9/14/06	2,500,000	2,500,000	2,190,682
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/14 ¿	7/18/07	3,520,000	3,520,455	1,800,000
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17	5/23/07	2,160,965	2,160,965	1,681,285
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 11/1/12 §	10/12/07	7,156,560	7,156,560	4,208,057
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,720,313	4,720,313	4,956,329

			34,504,009	28,349,080

Multifamily Loans — 12.6%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	3,958,230	3,958,230	4,156,141
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	120,457	120,457	124,689
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13	9/10/07	2,633,018	2,633,018	2,633,018
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16	6/27/07	4,875,000	4,875,000	4,155,981
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 8/1/14 ¿	10/1/07	5,400,000	5,522,431	3,175,200
RP Urban Partners Lot 17, Oxnard, CA, 4.90%, 10/1/12 §	3/1/10	2,500,000	2,500,000	2,088,948

			19,609,136	16,333,977

Total Whole Loans			54,113,145	44,683,057

Corporate Notes ¥ — 6.7%
Fixed Rate — 6.7%
Stratus Properties I, 7.25%, 3/31/15	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 7.25%, 12/31/15	6/1/07	3,500,000	3,500,000	3,570,000

Total Corporate Notes			8,500,000	8,670,000

Corporate Bonds — 48.9%
Banking ☒ — 11.2%
Bank of America, Series MTN, 5.00%, 5/13/21		3,245,000	3,333,227	3,660,714
Citigroup, 4.50%, 1/14/22		3,260,000	3,369,129	3,627,620
Goldman Sachs Group, 6.00%, 6/15/20		2,530,000	2,699,685	3,017,693
Morgan Stanley, 5.50%, 7/28/21		3,615,000	3,556,806	4,148,878

			12,958,847	14,454,905

Real Estate Investment Trusts — 37.7%
BioMed Realty, 4.25%, 7/15/22 ☒		3,368,000	3,535,536	3,526,619
Brandywine Operating Partnership, 3.95%, 2/15/23		1,320,000	1,311,374	1,328,560
CommonWealth REIT, 5.88%, 9/15/20		1,375,000	1,489,627	1,486,552
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,600,000	3,895,736	3,890,848
Digital Realty, 5.88%, 2/1/20		1,000,000	1,097,838	1,138,752
Digital Realty, 3.63%, 10/1/22 ☒		3,000,000	3,000,342	2,984,805
Duke Realty, 6.75%, 3/15/20 ☒		1,600,000	1,953,221	1,956,282
Equity One, 3.75%, 11/15/22		750,000	739,083	736,311
HCP, 3.15%, 8/1/22		2,000,000	1,980,782	1,989,000
Health Care REIT, 4.95%, 1/15/21		750,000	822,470	834,604
Health Care REIT, 3.75%, 3/15/23		885,000	893,627	892,957
Health Care REIT, 5.25%, 1/15/22		1,750,000	1,976,595	1,961,971
Healthcare Realty, 5.75%, 1/15/21		2,690,000	3,018,447	3,016,649
Highwoods Realty, 3.63%, 1/15/23		750,000	733,136	736,934
Hospitality Properties, 5.00%, 8/15/22		1,950,000	1,966,554	2,079,055

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Kilroy Realty, 3.80%, 1/15/23	1,000,000	$1,007,097	$1,023,644
Liberty Property, 3.38%, 6/15/23	2,500,000	2,483,910	2,471,415
Mack-Cali Realty, 7.75%, 8/15/19	725,000	879,786	918,025
National Retail Properties, 3.80%, 10/15/22	1,425,000	1,483,156	1,460,215
Post Apartment Homes, 3.38%, 12/1/22	1,515,000	1,514,041	1,505,834
Senior Housing Properties, 6.75%, 4/15/20	1,005,000	1,125,709	1,145,769
Senior Housing Properties, 6.75%, 12/15/21	340,000	393,439	393,166
Senior Housing Properties, 5.63%, 8/1/42	1,146,125	1,126,745	1,140,624
Ventas Realty, 3.25%, 8/15/22	3,175,000	3,123,822	3,153,070
Ventas Realty, 5.45%, 3/15/43	1,426,750	1,426,750	1,426,750
Vornado Realty, 5.00%, 1/15/22	875,000	915,243	971,543
Washington REIT, 3.95%, 10/15/22	1,100,000	1,139,607	1,109,599
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	3,450,000	3,421,962	3,390,739

		48,455,635	48,670,292

Total Corporate Bonds		61,414,482	63,125,197

U.S. Government Agency Mortgage-Backed Securities a — 15.4%
Fixed Rate — 15.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	410,226	415,214	439,583
7.50%, 12/1/29, #C00896	105,520	104,163	128,419
5.00%, 5/1/39, #G05430	899,471	920,765	967,614
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	125,419	125,675	135,943
6.50%, 6/1/29, #252497	291,659	290,315	331,190
7.50%, 5/1/30, #535289	29,673	28,983	36,102
8.00%, 5/1/30, #538266	13,664	13,544	14,358
5.00%, 11/1/33, #725027	1,124,582	1,146,533	1,224,715
5.00%, 7/1/39, #935588	1,204,752	1,227,596	1,304,493
4.50%, 3/1/40, #932669	1,439,563	1,452,632	1,549,377
4.00%, 12/1/40, #MA0583	1,503,060	1,518,104	1,603,711
3.50%, 2/1/41, #AE0828	2,127,678	2,204,467	2,251,396
3.50%, 3/1/41, #AE0981	2,943,946	3,056,209	3,115,129
3.50%, 2/1/42, #AB4514	2,128,625	2,173,808	2,252,400
3.50%, 4/1/42, #MA1027	2,108,109	2,184,072	2,233,325
3.50%, 8/1/42, #AL2417	2,216,827	2,376,834	2,348,501

Total U.S. Government Agency Mortgage-Backed Securities		19,238,914	19,936,256

Asset-Backed Security ¢ — 0.7%
Other — 0.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	871,407	966,321	965,504

Preferred Stocks — 34.6%
Real Estate Investment Trusts — 34.6%
Alexandria Real Estate Equities, Series E ☒	140,000	3,527,400	3,736,600
BRE Properties, Series D ☒	28,600	675,354	734,663
CommonWealth REIT, Series E ☒	137,698	3,565,063	3,497,392
Developers Diversified Realty, Series H ☒	23,820	488,310	607,172
Digital Realty, Series E ☒	140,000	3,500,000	3,806,250
Duke Realty, Series J	630	15,120	15,986
Duke Realty, Series K ☒	35,000	836,500	881,300
Duke Realty, Series L ☒	17,270	330,202	439,846
Equity Residential Properties, Series K ☒	18,000	991,800	1,180,125
Health Care REIT, Series J ☒	111,170	2,893,609	3,025,936

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶

Hospitality Properties, Series C ☒	59,227	$1,468,133	$1,495,482
Hospitality Properties, Series D	44,420	1,204,560	1,205,559
Kimco Realty, Series J	88,000	2,203,750	2,229,040
Kimco Realty, Series K	30,000	753,100	761,100
National Retail Properties, Series D ☒	138,240	3,478,920	3,677,184
ProLogis, Series L ☒	114,820	2,167,595	2,909,975
ProLogis, Series M ☒	18,700	460,785	472,175
ProLogis, Series O ☒	10,228	255,700	260,495
ProLogis, Series R ☒	5,000	105,000	126,250
ProLogis, Series S ☒	7,400	155,400	187,544
PS Business Parks, Series S ☒	48,000	1,276,800	1,273,502
PS Business Parks, Series T ☒	62,000	1,568,100	1,601,460
Public Storage, Series P	11,400	300,960	307,116
Public Storage, Series Q ☒	16,000	402,880	441,120
Public Storage, Series R ☒	32,500	831,375	881,075
Public Storage, Series V	23,288	590,351	593,611
Realty Income, Series E ☒	78,820	1,895,012	2,025,674
Realty Income, Series F	5,000	134,750	133,600
Regency Centers, Series F ☒	122,326	3,311,070	3,252,648
Regency Centers, Series G	14,400	365,472	364,320
Vornado Realty, Series L	16,000	394,400	398,880
Vornado Realty, Series G ☒	40,000	998,000	1,015,000
Vornado Realty, Series I ☒	24,000	596,400	609,840
Vornado Realty, Series K	10,715	271,625	273,768
Weingarten Realty Investors, Series D ☒	9,000	207,000	228,780

Total Preferred Stocks		42,220,496	44,650,468

Total Unaffiliated Investments		186,453,358	182,030,482

Short-Term Investment — 1.8%
First American Prime Obligations Fund, Class Z, 0.02% W	2,298,657	2,298,657	2,298,657

Total Investments ▲ — 142.7%		$188,752,015	$184,329,139

Other Assets and Liabilities, Net — (42.7)%			(55,155,974)

Total Net Assets — 100.0%			$129,173,165

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2013, the total fair value of these securities was $53,353,057 or 41.3% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2013 (unaudited)

American Select Portfolio (SLA)

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2013, securities valued at $68,571,686 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$35,700,000	1.05%	$1,042

*	Interest rate as of February 28, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $3,245,000 par

Citigroup, 4.50%, 1/14/22, $3,260,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $2,530,000 par

Morgan Stanley, 5.50%, 7/28/21, $3,615,000 par

BioMed Realty, 4.25%, 7/15/22, $3,368,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,600,000 par

Digital Realty, 3.63%, 10/1/22, $3,000,000 par

Duke Realty, 6.75%, 3/15/20, $1,600,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $3,450,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 140,000 shares

BRE Properties, Series D, 28,600 shares

CommonWealth REIT, Series E, 137,698 shares

Developers Diversified Realty, Series H, 23,820 shares

Digital Realty, Series E, 140,000 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Equity Residential Properties, Series K, 18,000 shares

Health Care REIT, Series J, 111,170 shares

Hospitality Properties, Series C, 59,227 shares

National Retail Properties, Series D, 138,240 shares

ProLogis, Series L, 114,820 shares

ProLogis, Series M, 18,700 shares

ProLogis, Series O, 10,228 shares

ProLogis, Series R, 5,000 shares

ProLogis, Series S, 7,400 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 62,000 shares

Public Storage, Series Q, 16,000 shares

Public Storage, Series R, 32,500 shares

Realty Income, Series E, 78,820 shares

Regency Centers, Series F, 122,326 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series I, 24,000 shares

Weingarten Realty Investors, Series D, 9,000 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2013, securities valued at $19,936,256 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$18,852,000	2/11/13	0.36%	3/11/13	$3,394	(1)

*	Interest rate as of February 28, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $410,226 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $105,520 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $899,471 par

Federal National Mortgage Association, 5.00%, 11/1/17, $125,419 par

Federal National Mortgage Association, 6.50%, 6/1/29, $291,659 par

Federal National Mortgage Association, 7.50%, 5/1/30, $29,673 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,664 par

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

American Select Portfolio (SLA)

Federal National Mortgage Association, 5.00%, 11/1/33, $1,124,582 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,204,752 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,439,563 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,503,060 par

Federal National Mortgage Association, 3.50%, 2/1/41, $2,127,678 par

Federal National Mortgage Association, 3.50%, 3/1/41, $2,943,946 par

Federal National Mortgage Association, 3.50%, 2/1/42, $2,128,625 par

Federal National Mortgage Association, 3.50%, 4/1/42, $2,108,109 par

Federal National Mortgage Association, 3.50%, 8/1/42, $2,216,827 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2013, the total fair value of these investments was $965,504 or 0.7% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013. See note 2 in Notes to Financial Statements.

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $188,752,015. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,763,642
Gross unrealized depreciation	(10,186,518)

Net unrealized depreciation	$(4,422,876)

REIT–Real Estate Investment Trust

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	25

Statements of Assets and Liabilities	February 28, 2013 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at fair value (Cost: $74,367,057, $251,388,271, $263,627,631, $186,453,358) (note 2)	$75,144,012	$233,248,338	$243,123,800	$182,030,482
Affiliated money market fund, at fair value (Cost: $2,994,169, $1,819,223, $5,474,215, $2,298,657) (note 3)	2,994,169	1,819,223	5,474,215	2,298,657
Real estate owned, at fair value (Cost: $—, $—, $2,765,675, $—) (note 2)	—	—	2,499,000	—
Receivable for accrued dividends and interest	452,599	1,285,506	1,061,992	945,584
Receivable for accrued dividends in affiliated money market fund	62	28	85	35
Prepaid expenses and other assets	27,871	28,040	146,017	27,501

Total assets	78,618,713	236,381,135	252,305,109	185,302,259

Liabilities:
Payable for investments purchased	2,182,023	1,456,925	3,686,750	1,426,750
Payable under loan agreement (note 2)	15,200,000	60,000,000	61,600,000	35,700,000
Payable for reverse repurchase agreements (note 2)	7,703,000	10,300,000	12,913,000	18,852,000
Bank overdraft	25,724	11,830	—	—
Payable for investment advisory fees	10,662	55,096	52,633	48,550
Payable for administrative fees	10,391	31,039	33,187	24,275
Payable for audit fees	33,157	33,157	33,156	33,156
Payable for legal fees	16,823	16,752	15,075	11,470
Payable for transfer agent fees	5,145	2,689	293	975
Payable for interest expense	1,830	3,606	4,123	4,436
Payable for other expenses	17,807	57,972	63,167	27,482

Total liabilities	25,206,562	71,969,066	78,401,384	56,129,094

Net assets applicable to outstanding capital stock	$53,412,151	$164,412,069	$173,903,725	$129,173,165

Composition of net assets:
Capital stock and additional paid-in capital	$48,539,820	$187,195,171	$235,393,361	$129,145,021
Distribution in excess of net investment income	(141,070)	313,272	(1,562,259)	(289,297)
Accumulated net realized gain (loss) on investments	4,236,446	(4,956,441)	(39,156,871)	4,740,317
Net unrealized appreciation (depreciation) of investments	776,955	(18,139,933)	(20,503,831)	(4,422,876)
Net unrealized appreciation (depreciation) of real estate owned	—	—	(266,675)	—

Total–representing net assets applicable to capital stock	$53,412,151	$164,412,069	$173,903,725	$129,173,165

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$53,412,151	$164,412,069	$173,903,725	$129,173,165
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.62	$10.28	$8.14	$12.12
Market price per share	$11.53	$9.15	$7.31	$10.76

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Statements of Operations	For the six-month period ended February 28, 2013 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,433,792	$4,548,235	$4,489,914	$3,221,587
Dividends from unaffiliated investments	655,385	1,805,170	2,076,622	1,548,783
Participating income from investments no longer held (note 2)	—	—	223,347	640,091
Dividends from affiliated money market fund	568	996	752	978
Net operating income (loss) from real estate owned (note 2)	—	(1,126)	9,426	—

Total investment income	2,089,745	6,353,275	6,800,061	5,411,439

Expenses (note 3):
Investment advisory fees	143,724	424,007	448,097	319,067
Interest expense	98,726	573,889	717,213	229,991
Administration fees	67,338	203,335	216,486	159,533
Custodian fees	5,357	16,242	17,312	12,732
Mortgage servicing fees	13,799	31,459	48,057	23,021
Legal fees	17,868	17,868	17,868	17,868
Audit fees	27,407	27,407	27,407	27,407
Postage and printing fees	5,052	13,258	16,004	10,601
Transfer agent fees	9,445	9,562	8,871	8,475
Listing fees	11,810	12,511	12,730	11,810
Directors’ fees	36,157	36,157	36,157	36,157
Insurance fees	17,372	17,398	17,401	17,391
Pricing fees	7,674	7,674	7,674	7,674
Proxy fees	14,918	29,836	39,780	24,862
Other expenses	15,233	14,494	20,326	14,232

Total expenses	491,880	1,435,097	1,651,383	920,821

Less: Fee reimbursements (note 3)	(1,096)	(2,143)	(1,823)	(1,832)

Total net expenses	490,784	1,432,954	1,649,560	918,989

Net investment income	1,598,961	4,920,321	5,150,501	4,492,450

Net realized and unrealized gains (losses) on investments and real estate owned (notes 2 and 4):
Net realized gain (loss) on investments	5,660,946	8,320,949	(3,375,393)	6,809,629
Net change in unrealized appreciation or depreciation of investments	(5,802,508)	(7,600,263)	1,948,410	(5,759,214)
Net change in unrealized appreciation or depreciation of real estate owned	—	—	(95,003)	—

Net gain (loss) on investments	(141,562)	720,686	(1,521,986)	1,050,415

Net increase in net assets resulting from operations	$1,457,399	$5,641,007	$3,628,515	$5,542,865

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	27

Statements of Changes in Net Assets

	ASP		BSP
	Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12	Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12
Operations:
Net investment income	$1,598,961	$3,574,622	$4,920,321	$9,756,953
Net realized gain (loss) on investments	5,660,946	845,219	8,320,949	(2,633,961)
Net realized loss on real estate owned	—	—	—	(1,687,092)
Net change in unrealized appreciation or depreciation of investments	(5,802,508)	1,776,813	(7,600,263)	8,247,656
Net change in unrealized appreciation or depreciation of real estate owned	—	—	—	—

Net increase (decrease) in net assets resulting from operations	1,457,399	6,196,654	5,641,007	13,683,556

Distributions to shareholders (note 2):
From net investment income	(1,734,846)	(3,820,469)	(4,555,937)	(9,971,906)
From net realized gain on investments	(1,422,150)	—	—	—
From return of capital	—	—	—	—

Total distributions	(3,156,996)	(3,820,469)	(4,555,937)	(9,971,906)

Total increase (decrease) in net assets	(1,699,597)	2,376,185	1,085,070	3,711,650

Net assets at beginning of period	55,111,748	52,735,563	163,326,999	159,615,349

Net assets at end of period	$53,412,151	$55,111,748	$164,412,069	$163,326,999

Undistributed (distributions in excess of) net investment income	$(141,070)	$(5,185)	$313,272	$(51,112)

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

CSP		SLA
Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12	Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12

$5,150,501	$10,218,650	$4,492,450	$8,474,477
(3,375,393)	(14,369,005)	6,809,629	1,787,965
—	(2,463,001)	—	—
1,948,410	12,723,331	(5,759,214)	3,565,774
(95,003)	(450,729)	—	—

3,628,515	5,659,246	5,542,865	13,828,216

(4,805,106)	(8,020,499)	(4,211,567)	(8,972,238)
—	—	—	—
—	(2,604,124)	—	—

(4,805,106)	(10,624,623)	(4,211,567)	(8,972,238)

(1,176,591)	(4,965,377)	1,331,298	4,855,978

175,080,316	180,045,693	127,841,867	122,985,889

$173,903,725	$175,080,316	$129,173,165	$127,841,867

$(1,562,259)	$(1,907,654)	$(289,297)	$(570,180)

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	29

Statements of Cash Flows	For the six-month period ended February 28, 2013 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,457,399	$5,641,007	$3,628,515	$5,542,865
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(25,605,856)	(52,870,847)	(59,249,879)	(58,265,772)
Proceeds from paydowns and sales of investments and real estate owned	27,870,053	49,617,517	55,636,116	56,054,624
Net purchases/sales of short-term investments	(1,903,663)	(163,202)	1,249,222	(216,605)
Net amortization/accretion of bond discount and premium	31,106	26,216	111,770	67,900
Net change in unrealized appreciation or depreciation of investments	5,802,508	7,600,263	(1,948,410)	5,759,214
Net change in unrealized appreciation or depreciation of real estate owned	—	—	95,003	—
Net realized gain (loss) on investments	(5,660,946)	(8,320,949)	3,375,393	(6,809,629)
Decrease in receivable for real estate owned	—	—	415,000	—
Increase (decrease) in receivable for accrued interest and dividends	(117,427)	(408,962)	27,160	(219,610)
Decrease in prepaid expenses and other assets	4,117	30,793	5,179	5,576
Increase (decrease) in accrued fees and expenses	(801)	(2,970)	28,990	4,249

Net cash provided by operating activities	1,876,490	1,148,866	3,374,059	1,922,812

Cash flows from financing activities:
Net proceeds (payments) from borrowings under loan agreement	6,700,000	27,300,000	10,750,000	16,200,000
Net proceeds (payments) from reverse repurchase agreements	(5,406,000)	(23,852,000)	(9,283,000)	(13,882,000)
Distributions paid to shareholders	(3,156,996)	(4,555,937)	(4,805,106)	(4,211,567)

Net cash used in financing activities	(1,862,996)	(1,107,937)	(3,338,106)	(1,893,567)

Net increase in cash	13,494	40,929	35,953	29,245
Bank overdraft at beginning of period	(39,218)	(52,759)	(35,953)	(29,245)

Cash (bank overdraft) at end of period	$(25,724)	$(11,830)	$—	$—

Supplemental disclosure of cash flow information:
Cash paid for interest	$100,311	$586,402	$723,132	$235,575

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, beginning of period	$13.02		$12.46	$13.30	$12.44	$11.72	$11.96

Operations:
Net investment income	0.38		0.84	0.79	0.85	0.81	0.80
Net realized and unrealized gain (losses) on investments	(0.03)		0.62	(0.39)	1.20	0.70	(0.26)

Total from operations	0.35		1.46	0.40	2.05	1.51	0.54

Distributions to shareholders:
From net investment income	(0.41)		(0.90)	(0.86)	(0.84)	(0.77)	(0.75)
From net realized gain on investments	(0.34)		—	—	—	—	—
From return of capital	—		—	(0.38)	(0.35)	(0.02)	(0.03)

Total distributions	(0.75)		(0.90)	(1.24)	(1.19)	(0.79)	(0.78)

Net asset value, end of period	$12.62		$13.02	$12.46	$13.30	$12.44	$11.72

Market value, end of period	$11.53		$12.09	$11.01	$13.00	$10.75	$9.75

Selected Information
Total return, net asset value [1]	2.74	% [4]	12.27%	3.17%	17.33%	13.89%	4.62%
Total return, market value [2]	1.59	% [4]	19.02%	(5.90)%	33.60%	20.61%	(8.00)%
Net assets at end of period (in millions)	$53		$55	$53	$56	$53	$50
Ratio of expenses to average weekly net assets before fee reimbursements	1.82	% [5]	1.93%	2.43%	2.43%	2.81%	3.07%
Ratio of expenses to average weekly net assets after fee reimbursements	1.82	% [5]	1.93%	2.43%	2.43%	2.81%	3.06%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.46	% [5]	1.59%	1.41%	1.29%	1.41%	1.33%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.94	% [5]	6.69%	6.18%	6.65%	7.19%	6.70%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.94	% [5]	6.69%	6.18%	6.65%	7.19%	6.71%
Portfolio turnover rate	37%		18%	13%	6%	22%	18%
Amount of borrowings outstanding at end of period (in millions)	$23		$22	$19	$16	$17	$16
Per-share amount of borrowings outstanding at end of period	$5.41		$5.11	$4.41	$3.85	$4.13	$3.81
Per-share amount of net assets, excluding borrowings, at end of period	$18.03		$18.13	$16.87	$17.15	$16.57	$15.53
Asset coverage ratio [3]	333%		355%	383%	445%	401%	407%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	31

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, beginning of period	$10.22		$9.98	$10.82	$11.36	$11.51	$12.02

Operations:
Net investment income	0.31		0.61	0.59	0.64	0.78	0.74
Net realized and unrealized gain (losses) on investments and real estate owned	0.04		0.25	(0.30)	(0.02)	(0.20)	(0.46)

Total from operations	0.35		0.86	0.29	0.62	0.58	0.28

Distributions to shareholders:
From net investment income	(0.29)		(0.62)	(0.58)	(0.66)	(0.73)	(0.69)
From return of capital	—		—	(0.55)	(0.50)	—	(0.10)

Total distributions	(0.29)		(0.62)	(1.13)	(1.16)	(0.73)	(0.79)

Net asset value, end of period	$10.28		$10.22	$9.98	$10.82	$11.36	$11.51

Market value, end of period	$9.15		$8.81	$8.75	$10.14	$9.71	$9.80

Selected Information
Total return, net asset value [1]	3.42	% [4]	9.08%	2.72%	5.64%	5.57%	2.25%
Total return, market value [2]	7.22	% [4]	8.50%	(2.42)%	16.91%	8.04%	(6.80)%
Net assets at end of period (in millions)	$164		$163	$160	$173	$182	$184
Ratio of expenses to average weekly net assets before fee reimbursements	1.76	% [5]	2.00%	2.68%	2.56%	2.86%	2.95%
Ratio of expenses to average weekly net assets after fee reimbursements	1.76	% [5]	2.00%	2.68%	2.56%	2.86%	2.95%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.06	% [5]	1.13%	1.02%	0.96%	1.06%	0.98%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.05	% [5]	6.18%	5.60%	5.74%	7.23%	6.19%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.05	% [5]	6.18%	5.60%	5.74%	7.23%	6.19%
Portfolio turnover rate	22%		31%	11%	9%	19%	43%
Amount of borrowings outstanding at end of period (in millions)	$70		$67	$71	$77	$71	$63
Per-share amount of borrowings outstanding at end of period	$4.40		$4.18	$4.44	$4.82	$4.44	$3.92
Per-share amount of net assets, excluding borrowings, at end of period	$14.68		$14.40	$14.42	$15.64	$15.80	$15.43
Asset coverage ratio [3]	334%		344%	325%	324%	356%	394%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, beginning of period	$8.20		$8.43	$9.19	$10.67	$11.24	$12.06

Operations:
Net investment income	0.24		0.48	0.46	0.43	0.73	0.87
Net realized and unrealized gain (losses) on investments and real estate owned	(0.07)		(0.21)	(0.15)	(0.86)	(0.53)	(0.72)

Total from operations	0.17		0.27	0.31	(0.43)	0.20	0.15

Distributions to shareholders:
From net investment income	(0.23)		(0.38)	(0.45)	(0.51)	(0.70)	(0.96)
From return of capital	—		(0.12)	(0.62)	(0.54)	(0.07)	(0.01)

Total distributions	(0.23)		(0.50)	(1.07)	(1.05)	(0.77)	(0.97)

Net asset value, end of period	$8.14		$8.20	$8.43	$9.19	$10.67	$11.24

Market value, end of period	$7.31		$7.35	$7.57	$8.67	$8.83	$9.77

Selected Information
Total return, net asset value [1]	2.04	% [4]	3.38%	3.61%	(4.26)%	1.98%	1.17%
Total return, market value [2]	2.49	% [4]	4.30%	0.26%	10.25%	(0.88)%	(5.78)%
Net assets at end of period (in millions)	$174		$175	$180	$196	$228	$240
Ratio of expenses to average weekly net assets before fee reimbursements	1.91	% [5]	2.11%	2.72%	2.52%	2.75%	2.80%
Ratio of expenses to average weekly net assets after fee reimbursements	1.91	% [5]	2.11%	2.72%	2.52%	2.75%	2.80%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.08	% [5]	1.11%	0.97%	0.90%	1.03%	1.00%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.95	% [5]	5.89%	5.23%	4.38%	6.92%	7.34%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.95	% [5]	5.89%	5.23%	4.38%	6.92%	7.34%
Portfolio turnover rate	23%		52%	13%	10%	16%	5%
Amount of borrowings outstanding at end of period (in millions)	$75		$73	$79	$88	$81	$77
Per-share amount of borrowings outstanding at end of period	$3.49		$3.42	$3.71	$4.12	$3.78	$3.62
Per-share amount of net assets, excluding borrowings, at end of period	$11.63		$11.62	$12.14	$13.31	$14.45	$14.86
Asset coverage ratio [3]	333%		340%	327%	323%	383%	410%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	33

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, beginning of period	$11.99		$11.53	$12.09	$12.33	$12.42	$13.00

Operations:
Net investment income	0.42		0.80	0.79	0.78	0.87	0.92
Net realized and unrealized gain (losses) on investments	0.11		0.50	(0.12)	0.25	(0.09)	(0.61)

Total from operations	0.53		1.30	0.67	1.03	0.78	0.31

Distributions to shareholders:
From net investment income	(0.40)		(0.84)	(0.83)	(0.83)	(0.87)	(0.84)
From net realized gain on investments	—		—	—	—	(0.00)[4]	(0.05)
From return of capital	—		—	(0.40)	(0.44)	(0.00)[4]	—

Total distributions	(0.40)		(0.84)	(1.23)	(1.27)	(0.87)	(0.89)

Net asset value, end of period	$12.12		$11.99	$11.53	$12.09	$12.33	$12.42

Market value, end of period	$10.76		$10.91	$10.34	$12.18	$10.64	$10.64

Selected Information
Total return, net asset value [1]	4.45	% [5]	11.82%	5.82%	8.73%	6.93%	2.44%
Total return, market value [2]	2.25	% [5]	14.58%	(4.78)%	27.56%	9.94%	(7.06)%
Net assets at end of period (in millions)	$129		$128	$123	$129	$131	$132
Ratio of expenses to average weekly net assets before fee reimbursements	1.44	% [6]	1.95%	2.73%	2.75%	2.93%	3.14%
Ratio of expenses to average weekly net assets after fee reimbursements	1.44	% [6]	1.95%	2.73%	2.75%	2.93%	3.14%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.08	% [6]	1.15%	1.08%	1.02%	1.05%	1.02%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.04	% [6]	6.86%	6.68%	6.33%	7.43%	7.24%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.04	% [6]	6.86%	6.68%	6.33%	7.43%	7.24%
Portfolio turnover rate	31%		44%	10%	12%	13%	19%
Amount of borrowings outstanding at end of period (in millions)	$55		$52	$53	$53	$53	$45
Per-share amount of borrowings outstanding at end of period	$5.11		$4.90	$5.02	$4.99	$5.01	$4.24
Per-share amount of net assets, excluding borrowings, at end of period	$17.23		$16.89	$16.55	$17.08	$17.34	$16.66
Asset coverage ratio [3]	337%		345%	330%	342%	346%	393%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return has not been annualized.
[6]	Annualized.

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Notes to Financial Statements	(unaudited as to February 28, 2013)

(1)	Organization

American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (the “funds”) are registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. Government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbols ASP, BSP, CSP, and SLA, respectively.

(2)	Summary of Significant Accounting Policies

Security Valuations

The funds’ investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds’ board of directors, as further described below.

Security valuations for the funds’ investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the NYSE, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	35

Notes to Financial Statements

In accordance with the valuation procedures adopted by the funds’ board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of February 28, 2013, the funds held internally fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$22,981,464	43.0%
BSP	110,832,368	67.4
CSP	114,300,624	65.7
SLA	53,353,057	41.3

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

36	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

As of February 28, 2013, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
ASP
Whole Loans	$—	$—	$19,411,464	$19,411,464
Corporate Note	—	—	3,570,000	3,570,000
Corporate Bonds	1,100,055	24,329,040	—	25,429,095
U.S. Government Agency Mortgage-Backed Securities	—	8,226,711	—	8,226,711
Preferred Stocks	18,506,742	—	—	18,506,742
Short-Term Investment	2,994,169	—	—	2,994,169

Total Investments	$22,600,966	$32,555,751	$22,981,464	$78,138,181

BSP
Whole Loans	$—	$—	$99,532,368	$99,532,368
Corporate Notes	—	—	11,300,000	11,300,000
Corporate Bonds	3,721,005	50,193,040	—	53,914,045
U.S. Government Agency Mortgage-Backed Securities	—	10,919,479	—	10,919,479
Asset-Backed Security	—	965,504	—	965,504
Preferred Stocks	56,616,942	—	—	56,616,942
Short-Term Investment	1,819,223	—	—	1,819,223

Total Investments	$62,157,170	$62,078,023	$110,832,368	$235,067,561

CSP
Whole Loans	$—	$—	$111,801,624	$111,801,624
Private Mortgage-Backed Security†	—	—	—	—
Corporate Bonds	3,777,950	54,127,132	—	57,905,082
U.S. Government Agency Mortgage-Backed Securities	—	13,680,741	—	13,680,741
Preferred Stocks	59,736,353	—	—	59,736,353
Real Estate Owned	—	—	2,499,000	2,499,000
Short-Term Investment	5,474,215	—	—	5,474,215

Total Investments	$68,988,518	$67,807,873	$114,300,624	$251,097,015

SLA
Whole Loans	$—	$—	$44,683,057	$44,683,057
Corporate Notes	—	—	8,670,000	8,670,000
Corporate Bonds	2,567,374	60,557,823	—	63,125,197
U.S. Government Agency Mortgage-Backed Securities	—	19,936,256	—	19,936,256
Asset-Backed Security	—	965,504	—	965,504
Preferred Stocks	44,650,468	—	—	44,650,468
Short-Term Investment	2,298,657	—	—	2,298,657

Total Investments	$49,516,499	$81,459,583	$53,353,057	$184,329,139

† This category includes one security classified in Level 3 which is valued at zero.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	37

Notes to Financial Statements

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Whole Loans	Corporate Notes	Private Mortgage- Backed Security†	Real Estate Owned	Total Fair Value
ASP
Balance as of August 31, 2012	$24,550,294	$3,570,000	$—	$—	$28,120,294
Accrued discounts/premiums	101	—	—	—	101
Realized gain (loss)	2,295	—	—	—	2,295
Net change in unrealized appreciation or depreciation	(205,210)	—	—	—	(205,210)
Purchases	—	—	—	—	—
Sales	(4,936,016)	—	—	—	(4,936,016)

Balance as of February 28, 2013	$19,411,464	$3,570,000	$—	$—	$22,981,464

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2013	$(297,890)	$—	$—	$—	$(297,890)

BSP
Balance as of August 31, 2012	$109,223,257	$11,080,000	$—	$—	$120,303,257
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	(82)	—	—	—	(82)
Net change in unrealized appreciation or depreciation	262,278	220,000	—	—	482,278
Purchases	1,512,334	—	—	—	1,512,334
Sales	(11,465,419)	—	—	—	(11,465,419)

Balance as of February 28, 2013	$99,532,368	$11,300,000	$—	$—	$110,832,368

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2013	$(346,413)	$220,000	$—	$—	$(126,413)

CSP
Balance as of August 31, 2012	$117,608,898	$16,110,375	$—	$2,571,250	$136,290,523
Accrued discounts/premiums	1,763	—	543	—	2,306
Realized gain (loss)	(9,259,030)	—	(2,869)	—	(9,261,899)
Net change in unrealized appreciation or depreciation	7,422,062	(70,000)	2,326	(95,002)	7,259,386
Purchases	36,308	—	—	22,752	59,060
Sales	(4,008,377)	(16,040,375)	—	—	(20,048,752)

Balance as of February 28, 2013	$111,801,624	$—	$—	$2,499,000	$114,300,624

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2013	$(366,499)	$—	$2,326	$(95,002)	$(459,175)

SLA
Balance as of August 31, 2012	$54,515,670	$16,781,250	$—	$—	$71,296,920
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	(502,899)	—	—	—	(502,899)
Net change in unrealized appreciation or depreciation	1,030,121	70,000	—	—	1,100,121
Purchases	8,550	—	—	—	8,550
Sales	(10,368,385)	(8,181,250)	—	—	(18,549,635)

Balance as of February 28, 2013	$44,683,057	$8,670,000	$—	$—	$53,353,057

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2013	$(945,806)	$70,000	$—	$—	$(875,806)

† This category includes one security classified in Level 3 which is valued at zero for CSP fund.

38	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

During the six-month period ended February 28, 2013, the funds recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities, Asset-Backed Securities, and Corporate Bonds

U.S. government agency mortgage-backed securities, asset-backed securities, and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds’ and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	39

Notes to Financial Statements

the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Real Estate Owned

Real Estate Owned properties are valued, whenever possible, using an appraisal or broker’s opinion of value. If an appraisal or broker’s opinion is not available, a property is valued at the current average loss recovery on commercial mortgage-backed securities (the “average recovery rate” methodology).

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

Fund & Investments	Fair Value at February 28, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial & Multifamily Whole Loans	$2,419,728	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.03% – 2.08% (2.07%) 0.87 – 1.74 (0.96)
Commercial & Multifamily Whole Loans, Corporate Notes	18,532,567	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,873,760	Price Floor	Loss Severity	41.2%
Single Family Whole Loans	100,254	Discounted Cash Flow	Yield Spread	1.75% – 3.00% (2.48%)
Single Family Whole Loans	55,155	Price Ceiling	N/A	N/A

BSP
Commercial & Multifamily Whole Loans	$48,651,112	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.03% – 2.39% (2.15%) 0.00 – 1.19 (1.01)
Commercial Loans and Corporate Notes	52,225,184	Price Ceiling	N/A	N/A
Multifamily Whole Loans	9,804,900	Price Floor	Loss Severity	41.2%
Single Family Whole Loans	151,172	Price Ceiling	N/A	N/A

CSP*
Commercial & Multifamily Whole Loans	$23,854,328	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.03% – 2.39% (2.11%) 0.00 – 1.24 (0.99)
Commercial & Multifamily Whole Loans	67,566,861	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	20,380,435	Price Floor	Loss Severity	41.2%
Real Estate Owned	2,499,000	Average Recovery Rate	Loss Severity	41.2%
SLA
Commercial & Multifamily Whole Loans	$18,658,596	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.03% – 2.39% (2.21%) 0.47 – 1.61 (0.93)
Commercial & Multifamily Whole Loans, Corporate Notes	27,311,204	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	7,383,257	Price Floor	Loss Severity	41.2%

* The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

40	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Valuation Process for Fair Value Measurements Categorized within Level 3

The funds’ board of directors (the “board”) has adopted policies and procedures for the valuation of the funds’ investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date.

The funds will provide a notice, as required by Section 19(a) of the Investment Company Act, for any distribution that does not consist solely of net investment income. Any such notice will provide information regarding the estimated amounts of the distribution derived from net investment income, net realized capital gains, and return of capital. Such notices will be for informational purposes only and the amounts indicated in such notices likely will differ from the ultimate federal income tax characterization of distributions reported to shareholders on Form 1099-DIV after year end.

Distributions are payable in cash or, pursuant to the funds’ dividend reinvestment plans, reinvested in additional shares of the funds’ capital stock. Under each fund’s plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes. As of February 28, 2013, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	41

Notes to Financial Statements

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997, tax deductions for real estate owned, and investments in REITs. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 28, 2013 (estimated) and the fiscal year ended August 31, 2012, were as follows:

	ASP			BSP
	2/28/13		8/31/12	2/28/13		8/31/12
Distributions paid from:
Ordinary income	$1,734,846		$3,535,626	$4,555,937		$9,971,906
Long-term capital gains	1,422,150		284,843	—		—
Return of capital	—	*	—	—	*	—

Total	$3,156,996		$3,820,469	$4,555,937		$9,971,906

	CSP			SLA
	2/28/13		8/31/12	2/28/13		8/31/12
Distributions paid from:
Ordinary income	$4,805,106		$8,020,499	$4,211,567		$8,972,238
Long-term capital gains	—		—	—		—
Return of capital	—	*	2,604,124	—	*	—

Total	$4,805,106		$10,624,623	$4,211,567		$8,972,238

* A portion of the distributions made during the period may be recharacterized as a return of capital.

As of August 31, 2012, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficits) on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Accumulated capital and post-October losses	$—	$(13,222,323)	$(35,772,339)	$(1,623,167)
Unrealized appreciation (depreciation)	6,577,113	(10,594,737)	(22,633,052)	1,330,193
Other accumulated gain (loss)	(5,185)	(51,112)	(1,907,654)	(1,010,180)

Accumulated earnings (deficits)	$6,571,928	$(23,868,172)	$(60,313,045)	$(1,303,154)

The difference between book and tax basis unrealized appreciation (depreciation) at August 31, 2012, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will be retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

42	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

For federal income tax purposes, the following funds had capital loss carryovers as of August 31, 2012, the funds’ most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration
Fund	2013	2014	2015	2016	2017	2018	2019	Indefinite	Total
ASP	$—	$—	$—	$—	$—	$—	$—	$—	$—
BSP	—	1,864,795	—	133,712	4,187,382	2,208,521	—	—	8,394,410
CSP	—	—	551,492	381,985	5,238,593	2,790,093	8,176,579	3,701,414	20,840,156
SLA	—	—	—	—	352,531	1,270,636	—	—	1,623,167

The funds incurred a loss for tax purposes for the period from November 1, 2011 to August 31, 2012. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2013. The deferred losses were as follow:

Fund	Amount
ASP	$—
BSP	4,827,913
CSP	14,932,183
SLA	—

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds. CSP and SLA received income during the period from participating loans on which the mortgage obligation had previously been fully repaid. An outstanding participating loan agreement may provide excess cash flows and certain appreciation rights after the mortgage obligation has been fully paid and before the sale of the property to a third party.

At February 28, 2013, ASP had one commercial loan representing 3.51% of total net assets and 10.21% of total commercial loans outstanding that was 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2013, no single family or multifamily loans were 120 or more days delinquent.

At February 28, 2013, BSP had two multifamily loans representing 5.96% of total net assets and 28.77% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2013, no single family or commercial loans in BSP were 120 or more days delinquent.

At February 28, 2013, CSP had three multifamily loans representing 2.72% of total net assets and 11.20% of total multifamily loans outstanding and five commercial loans representing 10.46% of total net assets and 26.15% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2013, SLA had one multifamily loan representing 2.53% of total net assets and 20.00% of total multifamily loans outstanding and one commercial loan representing 1.65% of total net assets and 7.51% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	43

Notes to Financial Statements

Real estate may be acquired through foreclosure or deed in lieu of foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. This income would generally fail to meet the test for “qualifying income” set forth in Section 851 of the Internal Revenue Code and could result in adverse tax consequences to the funds. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds’ Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale. As of February 28, 2013, CSP held real estate owned through foreclosure as follows:

Fund	2/28/13 Cost	2/28/13 Value	Unrealized Depreciation
CSP
Memphis Medical Building	$2,765,675	$2,499,000	$(266,675)

The net operating income and capital improvements for the six-month period ended February 28, 2013 were:

Fund	Gross Rental Income	Operating Expenses	Net Operating Income (Loss)	Capital Improvements
BSP
Office City Plaza	$—	$1,126	$(1,126)	$—

CSP
Fairview Business Park	$—	$4,726	$(4,726)	$—
Memphis Medical Building	$227,595	$213,443	$14,152	$8,594

As of and for the six-month period ended February 28, 2013, ASP, BSP, and SLA owned no real estate. BSP had a legal fee paid and booked in the current period for an REO property held in the prior period.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 28, 2013, the funds held no mortgage servicing rights.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2013, the funds had no outstanding when-issued or forward-commitment securities.

Borrowings & Reverse Repurchase Agreements

Effective July 18, 2011, the funds entered into loan agreements with Bank of America, N.A. (“BofA”). Under the loan agreements, as amended, BofA has agreed to make credit facilities available to ASP, BSP, CSP, and SLA up to $17,000,000, $61,000,000, $65,000,000, and $40,000,000, respectively. Each credit facility has an initial term of 180 days and will continue on a revolving basis unless terminated in writing by BofA upon 180 days notice. Loans made under the loan agreements are secured by the respective fund’s holdings in REIT preferred stock and corporate bonds and bear interest at one-month LIBOR plus 0.85%. In addition, for any month in which less than 80% of a fund’s facility limit is outstanding, the respective fund pays a commitment fee equal to 0.40% per annum on the average daily undrawn portion of the respective fund’s facility limit.

44	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds’ net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as “Interest Expense” in the Statements of Operations. For the six-month period ended February 28, 2013, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $22,974,333, $66,203,667, $73,794,260, and $53,838,401, respectively, and the weighted average interest rates paid by the funds on such borrowings were 0.86%, 1.09%, 1.96%, and 0.86%, respectively.

Effective August 1, 2011, the funds entered into loan agreement extensions with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC made term and revolving loans to each fund. The former loans made by MMLIC to ASP and SLA were fully paid off in the prior period and the remaining loans to BSP and CSP were fully paid off in the current period.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds’ custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2013, the funds had no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2013, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to investment advisory agreements with each fund, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the funds’ assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund’s average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee may not exceed, in the aggregate, 1/12 of 0.725% of the respective fund’s average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund’s average weekly net assets. For its fees, USBAM provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to the

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	45

Notes to Financial Statements

investing funds and the related money market funds, USBAM will reimburse to each investing fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee reimbursements” in the Statements of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to each fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the funds, places purchase and sale orders for each fund’s portfolio transactions, and employs the funds’ portfolio managers and the securities analysts that provide research services relating to the funds. NFA provides certain other investment sub-advisory services to the funds, including assisting in the supervision of each fund’s investment program, risk monitoring, managing the forms and level of leverage employed by a fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of a fund’s portfolio, and assisting with pricing of a fund’s portfolio securities.

With respect to each fund, USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. For ASP, BSP, and CSP, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.10% of the respective fund’s average weekly net assets and 3.00% of the daily gross income accrued by such fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee may not exceed, in the aggregate, 1/12 of 0.45% of the respective fund’s average weekly net assets during the month (approximately 0.45% on an annual basis). For SLA, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.30% of the fund’s average weekly net assets.

For ASP, BSP, and CSP, USBAM pays NFA a monthly fee in an amount equal to 1.50% of the daily gross income accrued by the respective fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee may not exceed, in the aggregate, 1/12 of 0.175% of the respective fund’s average weekly net assets during the month (approximately 0.175% on an annual basis). For SLA, USBAM pays NFA a monthly fee in an amount equal to an annualized rate of 0.10% of the funds average weekly net assets.

Administration Fees

USBAM serves as the funds’ administrator pursuant to administration agreements between USBAM and each fund. Under these agreements, USBAM receives a monthly administration fee from each fund in an amount equal to 0.25% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.10% of the average weekly net assets of each fund for certain administrative and other services that NFA provides to the funds.

Custodian Fees

U.S. Bank serves as each fund’s custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund’s average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 28, 2013, custodian fees for ASP, BSP, CSP, and SLA were increased by $31, $0, $0, and $2 as a result of overdrafts and reduced by $0, $896, $189, and $297 as a result of interest earned, respectively.

46	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2013, legal fees and expenses of $1,955, $1,955, $1,955, $1,955 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which a former Assistant Secretary of the funds had served as a partner through December 31, 2012.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2013, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$27,756,773	$27,870,053
BSP	54,301,556	49,617,517
CSP	62,654,789	55,636,116
SLA	59,624,622	56,054,624

(5)	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	47

Notice to Shareholders	(unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how each fund voted proxies relating to portfolio securities, is available without charge upon request by calling 800.677.3863 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at FirstAmericanFunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

48	FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc.	• American Municipal Income Portfolio Inc.
• American Strategic Income Portfolio Inc.	• Minnesota Municipal Income Portfolio Inc.
• American Strategic Income Portfolio Inc. II	• First American Minnesota Municipal Income Fund II, Inc.
• American Strategic Income Portfolio Inc. III	• American Income Fund Inc.
• American Select Portfolio Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN MORTGAGE FUNDS	2013 SEMIANNUAL REPORT	49

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of First American Mortgage Funds

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Mortgage Funds

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Mortgage Funds

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Mortgage Funds

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Mortgage Funds

Owner and President of Jim Wade Homes

First American Mortgage Funds’ Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2013 Semiannual Report

U.S. Bancorp Asset Management, Inc. is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2013    0055-13    WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 29, 2013